Stock Option and Restricted Stock Plans	12 Months Ended
Dec. 31, 2012
Stock Option and Restricted Stock Plans
Stock Option and Restricted Stock Plans

7. Stock Option and Restricted Stock Plans

        On February 25, 2005, Holdings adopted the Select Medical Holdings Corporation 2005 Equity Incentive Plan. On May 13, 2011, the Select Medical Holdings Corporation 2005 Equity Incentive Plan was frozen and Holdings adopted the 2011 Select Medical Holdings Corporation 2011 Equity Incentive Plan. The Select Medical Holdings Corporation 2005 Equity Incentive Plan and the Select Medical Holdings Corporation 2011 Equity Incentive Plan are referred to as the "Plans." The Plans provide for grants of restricted stock and stock options of Holdings. On November 8, 2005 the board of directors of Holdings adopted a director equity incentive plan ("Director Plan") and on August 12, 2009, the board of directors and stockholders of Holdings approved an amendment and restatement of the Director Plan. This amendment authorized Holdings to issue under the Director Plan options to purchase up to 75,000 shares of its common stock and restricted stock awards covering up to 150,000 shares of its common stock.

        The options under the Plans and Director Plan generally vest over five years and have an option term not to exceed ten years. The fair value of the options granted was estimated using the Black-Scholes option pricing model assuming an expected volatility of 36%, no dividend yield, an expected life of five years and a risk free rate of 3.4% in 2010 and expected volatility of 36%, no dividend yield, an expected life of five years and a risk free rate of 3.3% for 2011. There were no options granted under the Plans or Director Plan during the year ended December 31, 2012. The following is a summary of stock option grants under the Plans and Director Plan from January 1, 2010 through December 31, 2012:

	Number of Options Granted	Exercise Price	Fair Value of Common Stock
	(Share amounts in thousands)
February 10, 2010	30	$8.90	$8.90
May 11, 2010	10	8.66	8.66
August 11, 2010	15	6.94	6.94
March 3, 2011	88	7.66	7.66
May 13, 2011	20	9.00	9.00
August 3, 2011	10	7.14	7.14

        Stock option transactions and other information related to the Plans are as follows:

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	2,716	$8.09
Granted	7.14 - 9.00	118	7.84
Exercised	3.33 - 8.33	(54)	3.86
Canceled	7.66 - 10.00	(50)	8.40

Balance, December 31, 2011	$3.33 - 10.00	2,730	$8.16
Granted	—	—	—
Exercised	3.33 - 10.00	(280)	6.07
Canceled	7.66 - 10.00	(27)	8.18

Balance, December 31, 2012	$3.33 - 10.00	2,423	$8.40

        Additional information with respect to the outstanding options as of December 31, 2012 for the Plans is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	220	2.14	220
6.00 - 7.00	9	7.61	—
7.01 - 8.00	79	8.22	16
8.01 - 9.00	667	4.35	618
9.01 - 10.00	1,448	6.80	865

        The weighted average remaining contractual term for all outstanding options is 5.75 years and the weighted average remaining contractual term of exercisable options is 5.24 years.

        The total intrinsic value of options exercised for the years ended December 31, 2012, 2011, and 2010 was $1.1 million, $0.2 million and $0.3 million respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2012 was $2.6 million and $2.2 million, respectively.

        Transactions and other information related to the Director Plan are as follows:

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	—	—	—

Balance, December 31, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	3.33 - 8.33	(21)	5.47

Balance, December 31, 2012	$3.33 - 10.00	42	$8.69

        Additional information with respect to the outstanding options as of December 31, 2012 for the Director Plan is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	6	2.61	6
8.00 - 9.00	9	4.37	9
9.01 - 10.00	27	6.12	19

        The weighted average remaining contractual term for all outstanding options is 5.24 years and the weighted average remaining contractual term of exercisable options is 5.01 years.

        The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2012 was approximately $46.5 thousand.

        The following is a summary of restricted stock issuances from January 1, 2010 through December 31, 2012:

	Number of Shares Issued	Fair Value of Common Stock
	(Share amounts in thousands)
August 11, 2010	30	$6.94
September 13, 2010	1,000	7.48
November 11, 2010	300	6.29
December 17, 2010	50	7.07
August 3, 2011	25	7.14
November 3, 2011	190	8.61
December 15, 2011	350	8.57
March 26, 2012	65	8.33
May 2, 2012	129	8.67
August 7, 2012	38	11.84
October 30, 2012	530	10.75

        Generally accepted accounting principles require that any amounts incurred, such as compensation expense, by the parent for the benefit of the subsidiary be "pushed down" and recorded in the Company's consolidated financial statements. Stock compensation expense for each of the next five years, based on restricted stock awards granted as of December 31, 2012, is estimated to be as follows:

	2013	2014	2015	2016	2017
	(In thousands)
Stock compensation expense	$6,012	$5,391	$3,734	$1,512	$53

        The Company recognized the following stock compensation expense related to restricted stock and stock option awards:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Stock compensation expense:
Included in general and administrative	$763	$1,996	$3,538
Included in cost of services	1,473	1,729	2,139

Total	$2,236	$3,725	$5,677